SCHEDULE OF ACCOUNTS NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - SGD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	$ 4,978	$ 4,775
Within 30 Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	3,134	3,923
Between 31 and 60 Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	1,484	758
Between 61 and 90 Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	53	38
More Than Ninety Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	$ 307	$ 56